Patient Opportunity Trust
Consolidated Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 103.3%		Shares	Value
Communication Services - 14.6%
Interactive Media & Services - 14.2%
Alphabet, Inc. - Class A(h)		380,000	$109,272,800
IAC, Inc. (a) (h)		1,800,000	72,054,000
Meta Platforms, Inc. - Class A(h)		115,000	65,794,950
			247,121,750
Media - 0.4%
S4 Capital PLC		19,000,000	6,991,211
Total Communication Services			254,112,961

Consumer Discretionary - 17.7%
Automobiles - 2.1%
General Motors Co.		500,000	37,250,000

Broadline Retail - 6.8%
Amazon.com, Inc. (a) (h)		455,000	94,762,850
JD.com, Inc. - ADR		800,000	23,656,000
			118,418,850
Hotels, Restaurants & Leisure - 6.0%
Dave & Buster's Entertainment, Inc. (a)		750,000	8,122,500
Expedia Group, Inc.		110,000	25,397,900
Norwegian Cruise Line Holdings Ltd. (a) (h)		3,800,000	71,060,000
			104,580,400
Textiles, Apparel & Luxury Goods - 2.8%
Crocs, Inc. (a)		575,000	47,736,500
Total Consumer Discretionary			307,985,750

Energy - 11.1%
Energy Equipment & Services - 6.4%
Noble Corp. PLC		850,000	41,709,500
Seadrill Ltd. (a)		1,523,039	69,298,275
			111,007,775
Oil, Gas & Consumable Fuels - 4.7%
Energy Transfer LP (h)		4,200,000	81,060,000
Total Energy			192,067,775

Financials - 17.8%
Banks - 6.5%
Citigroup, Inc. (h)		1,000,000	113,410,000

Capital Markets - 4.7%
Coinbase Global, Inc. - Class A (a)		275,000	48,017,750
UBS Group AG		850,000	33,209,500
			81,227,250
Consumer Finance - 2.5%
OneMain Holdings, Inc.		550,000	29,419,500
SoFi Technologies, Inc. (a)		880,000	13,974,400
			43,393,900
Financial Services - 4.1%
Chime Financial, Inc. - Class A (a)		1,900,000	35,587,000
Fiserv, Inc. (a)		625,000	34,875,000
			70,462,000
Total Financials			308,493,150

Health Care - 24.5% (b)
Biotechnology - 5.6%
Biogen, Inc. (a) (h)		250,000	45,832,500
Precigen, Inc. (a) (c)		12,900,000	49,923,000
			95,755,500
Health Care Providers & Services - 8.5%
CVS Health Corp. (h)		925,000	66,433,500
UnitedHealth Group, Inc. (h)		300,000	81,177,000
			147,610,500
Life Sciences Tools & Services - 3.5%
Illumina, Inc. (a) (h)		390,000	48,071,400
Tempus AI, Inc. - Class A (a)		285,000	12,887,700
			60,959,100
Pharmaceuticals - 6.9%
Royalty Pharma PLC - Class A (h)		2,500,000	119,925,000
Total Health Care			424,250,100

Industrials - 9.8%
Passenger Airlines - 4.2%
Delta Air Lines, Inc.		395,000	26,259,600
United Airlines Holdings, Inc. (a)		500,000	46,035,000
			72,294,600
Trading Companies & Distributors - 5.6%
QXO, Inc. (a) (h)		5,000,000	97,100,000
Total Industrials			169,394,600

Information Technology - 7.8%
Semiconductors & Semiconductor Equipment - 5.0%
NVIDIA Corp. (h)		500,000	87,200,000

Software - 2.8%
Adobe, Inc. (a)		200,000	48,616,000
Total Information Technology			135,816,000
TOTAL COMMON STOCKS (Cost $1,189,529,834)			1,792,120,336

WARRANTS - 3.3%		Contracts	Value
Health Care - 3.3% (b)
Precigen Warrant Restricted, Expires 12/30/2034, Exercise Price $0.75 (Acquired 12/30/2024, Cost $9,022,725)(a)(c)(d)(e)		13,600,000	56,712,000
TOTAL WARRANTS (Cost $9,022,725)			56,712,000

EXCHANGE TRADED FUNDS - 2.4%		Shares	Value
iShares Bitcoin Trust ETF (a) (i)		1,100,000	42,262,000
TOTAL EXCHANGE TRADED FUNDS (Cost $44,845,256)			42,262,000

PURCHASED OPTIONS - 0.5% (a)	Notional Amount	Contracts	Value
Call Options - 0.5%
Biogen, Inc., Expiration: 01/21/2028; Exercise Price: $150.00 (f)(g)	27,884,493	1,521	9,430,200
TOTAL PURCHASED OPTIONS (Cost $5,829,199)			9,430,200

TOTAL INVESTMENTS - 109.5% (Cost $1,249,227,014)			1,900,524,536
Liabilities in Excess of Other Assets - (9.5)%			(165,574,463)
TOTAL NET ASSETS - 100.0%			$1,734,950,073

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Affiliated security as defined by the Investment Company Act of 1940.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $56,712,000 or 3.3% of net assets as of March 31, 2026.

(e)	Security is considered restricted. The total market value of these securities was $56,712,000 which represented 3.3% of net assets as of March 31, 2026.
(f)	Exchange-traded.
(g)	100 shares per contract.
(h)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(i)	Position held in Cayman Subsidiary.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Patient Opportunity Trust (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,792,120,336	$–	$–	$1,792,120,336
Warrants	–	–	56,712,000	56,712,000
Exchange Traded Funds	42,262,000	–	–	42,262,000
Purchased Options	–	9,430,200	–	9,430,200
Total Investments	$1,834,382,336	$9,430,200	$56,712,000	$1,900,524,536

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of December 31, 2025	$60,520,000
Change in unrealized depreciation	(3,808,000)
Ending balance as of March 31, 2026	$56,712,000
$0
Change in unrealized appreciation/depreciation still held as of March 31, 2026	$(3,808,000)

Description	Fair Value as of March 31, 2026	Valuation Technique	Unobservable Inputs	Range Weighted Average
Warrants	$56,712,000	Black Scholes with Probability Adjustment	Going Concern Probability	15%
	$56,712,000

Patient Opportunity Trust - Transactions with Affiliates
	Value as of December 31, 2025	Additions	Reductions	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value as of March 31, 2026	Shares as of March 31, 2026	Dividend / Interest Income	Capital Gain Distributions from Underlying Funds
Precigen Inc. (a)	$58,593,619	$–	$(4,960,713)	$4,064,404	$(7,774,310)	$49,923,000	12,900,000	$–	$–
Precigen Warrant Restricted	60,520,000	–	–	–	(3,808,000)	56,712,000	13,600,000	–	–
	$119,113,619	$–	$(4,960,713)	$4,064,404	$(11,582,310)	$106,635,000	26,500,000	$–	$–